Convertible note (Tables)	6 Months Ended
Mar. 31, 2026
Convertible note
Schedule of convertible note
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Convertible Note No 1	$493,064	$3,432,353
Convertible Note No 2	7,510,000
	$8,003,064	$3,432,353